CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (77,611)	$ (36,144)	$ (31,632)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	172	164	139
Non-cash lease expense	280	281	260
Amortization of intangible assets	12	4
Share-based compensation expense	38,919	8,987	3,823
Interest income from investments	(1,313)	(3,577)
Fair value change on investments		(49)
Gains on operating lease modification		(33)
Changes in operating assets and liabilities:
Other receivables	(66)	56	(56)
Other receivables due from related parties		18	(16)
Prepayments and other assets	(768)	(1,112)	(3,516)
Other payables due to related parties	(8)	13
Accrued expenses and other liabilities	3,846	2,463	1,421
Security deposits	(150)		(16)
Operating lease liabilities	(301)	(305)	(244)
Net cash used in operating activities	(36,988)	(29,234)	(29,837)
Cash flows from investing activities
Acquisition of property and equipment	(71)	(116)	(63)
Acquisition of intangible assets		(35)
Acquisition of available-for-sale investments		(4,500)
Proceeds from maturities of available-for-sale investments	4,500
Acquisition of held-to-maturity investments	(451,994)	(183,765)
Proceeds from maturities of held-to-maturity investments	142,565	77,844
Prepayments for property and equipment	(107)
Net cash used in investing activities	(305,107)	(110,572)	(63)
Cash flows from financing activities
Proceeds from exercise of warrants	102,993	38,960	21,652
Proceeds from exercise of share options	7,845	2,767	349
Net cash provided by financing activities	663,233	83,595	75,959
Effects of exchange rate on cash and cash equivalent	117	(269)	9
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENT	321,255	(56,480)	46,068
CASH AND CASH EQUIVALENT AT BEGINNING OF THE YEAR	31,677	88,157	42,089
CASH AND CASH EQUIVALENT AT END OF THE YEAR	352,932	31,677	88,157
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	1
Cash paid for income tax		6	9
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Follow-on offering underwriting discounts reclassed to additional paid-in-capital			1,800
ATM offering sales commissions reclassed to additional paid-in-capital	896	509	858
ATM proceeds not yet received in cash as other receivable			762
Right-of-use assets obtained in exchange of lease liabilities	529	388	265
Right-of-use assets in exchange of lease liabilities from an operating lease modification	361	385
Follow-on offering
Cash flows from financing activities
Payments of deferred offering costs			(883)
Net proceeds from issuance			28,200
At-the-Market offering ("ATM")
Cash flows from financing activities
Payments of deferred offering costs		(179)	(347)
Net proceeds from issuance	28,971	16,474	$ 26,988
ATM proceeds received in settlement of other receivable		762
Direct offering
Cash flows from financing activities
Payments of deferred offering costs	(304)	(189)
Proceeds from offering	28,050	$ 25,000
Private placement in public equity financing
Cash flows from financing activities
Payments of deferred offering costs	(6,789)
Net proceeds from issuance	125,000
Underwritten Public Offering
Cash flows from financing activities
Payments of deferred offering costs	(883)
Proceeds from offering	$ 378,350